PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — 85.4%

Aerospace & Defense — 1.5%
Aerojet Rocketdyne Holdings, Inc.*	11,744	$593,189
Curtiss-Wright Corp.	3,321	429,638
Ducommun, Inc.*	6,872	291,373
Kaman Corp.	16,547	983,884
Moog, Inc., Class A	2,364	191,768
Triumph Group, Inc.	23,319	533,539

		3,023,391

Airlines — 1.0%
SkyWest, Inc.	34,136	1,959,406

Apparel — 0.9%
Columbia Sportswear Co.	6,285	608,954
Crocs, Inc.*	26,737	742,219
Deckers Outdoor Corp.*	2,096	308,867
G-III Apparel Group Ltd.*	7,434	191,574

		1,851,614

Auto Manufacturers — 0.2%
Navistar International Corp.*	12,162	341,874

Auto Parts & Equipment — 1.2%
Adient PLC	17,362	398,632
American Axle & Manufacturing Holdings, Inc.*	61,657	506,821
Dana, Inc.	51,901	749,450
Dorman Products, Inc.*	5,736	456,241
Visteon Corp.*	2,438	201,233

		2,312,377

Banks — 17.8%
Alerus Financial Corp.	6,929	151,052
Amalgamated Bank, Class A	21,842	349,909
Ameris Bancorp	17,757	714,542
Atlantic Union Bankshares Corp.	41,628	1,550,435
BancorpSouth Bank	43,606	1,291,174
Bank of Hawaii Corp.	5,976	513,518
Banner Corp.	33,359	1,873,775
Bryn Mawr Bank Corp.	12,825	468,241
CenterState Bank Corp.	75,899	1,820,437
Columbia Banking System, Inc.	43,310	1,598,139
Community Bank System, Inc.	23,851	1,471,368
ConnectOne Bancorp, Inc.	32,309	717,260
CVB Financial Corp.	76,379	1,594,030
FB Financial Corp.	20,316	762,866
First Financial Bankshares, Inc.	43,788	1,459,454
First Merchants Corp.	40,620	1,528,734
First Midwest Bancorp, Inc.	41,695	812,219
German American Bancorp, Inc.	9,419	301,879
Glacier Bancorp, Inc.	43,748	1,770,044
Great Western Bancorp, Inc.	38,340	1,265,220
Heritage Financial Corp.	23,772	640,893
Home BancShares, Inc.	35,912	674,966
Independent Bank Corp.	21,138	1,577,952
Independent Bank Group, Inc.	20,330	1,069,561
Lakeland Financial Corp.	23,027	1,012,727
LegacyTexas Financial Group, Inc.	26,285	1,144,186
Pinnacle Financial Partners, Inc.	16,368	928,884

	Number of Shares	Value†

Banks — (continued)
Renasant Corp.	43,964	$1,539,180
Sandy Spring Bancorp, Inc.	14,406	485,626
South State Corp.	14,968	1,127,090
TCF Financial Corp.	10,883	414,316
The First of Long Island Corp.	10,903	248,043
Towne Bank	23,770	660,925
TriCo Bancshares	17,051	618,951
United Community Banks, Inc.	53,124	1,506,065

		35,663,661

Biotechnology — 0.4%
Cambrex Corp.*	2,822	167,909
Emergent BioSolutions, Inc.*	10,322	539,634

		707,543

Building Materials — 0.8%
Armstrong World Industries, Inc.	5,296	512,123
Boise Cascade Co.	12,887	419,987
Summit Materials, Inc., Class A*	33,242	737,973

		1,670,083

Chemicals — 2.3%
H.B. Fuller Co.	11,905	554,297
Ingevity Corp.*	7,621	646,566
Innospec, Inc.	5,936	529,135
Kraton Corp.*	6,720	216,989
PolyOne Corp.	24,744	807,891
Quaker Chemical Corp.	2,271	359,136
Rogers Corp.*	4,139	565,843
Tronox Holdings PLC, Class A	9,712	80,609
Univar Solutions, Inc.*	37,167	771,587

		4,532,053

Commercial Services — 3.4%
Aaron’s, Inc.	13,346	857,614
ABM Industries, Inc.	19,713	715,976
AMN Healthcare Services, Inc.*	12,045	693,310
ASGN, Inc.*	14,928	938,374
Chegg, Inc.*	10,248	306,928
HMS Holdings Corp.*	15,652	539,446
James River Group Holdings Ltd.	23,693	1,214,029
Laureate Education, Inc., Class A*	12,225	202,630
LiveRamp Holdings, Inc.*	22,845	981,421
Rent-A-Center, Inc.	15,390	396,908

		6,846,636

Computers — 2.2%
CACI International, Inc., Class A*	2,634	609,139
Lumentum Holdings, Inc.*	25,257	1,352,765
Mercury Systems, Inc.*	5,332	432,798
NetScout Systems, Inc.*	52,463	1,209,797
Parsons Corp.*	12,319	406,281
Vocera Communications, Inc.*	12,650	311,822

		4,322,602

Distribution & Wholesale — 1.0%
Anixter International, Inc.*	2,377	164,298
Beacon Roofing Supply, Inc.*	35,883	1,203,157

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Distribution & Wholesale — (continued)
H&E Equipment Services, Inc.	23,834	$687,850

		2,055,305

Diversified Financial Services — 1.8%
Brightsphere Investment Group, Inc.	27,560	273,120
Houlihan Lokey, Inc.	20,688	933,029
Oportun Financial Corp.*	10,320	167,390
PJT Partners, Inc., Class A	9,577	389,784
Stifel Financial Corp.	27,711	1,590,057
Virtu Financial, Inc., Class A	19,596	320,590

		3,673,970

Electric — 3.6%
ALLETE, Inc.	24,004	2,098,189
IDACORP, Inc.	9,718	1,094,927
PNM Resources, Inc.	33,208	1,729,473
Portland General Electric Co.	40,927	2,307,055

		7,229,644

Electronics — 1.7%
Brady Corp., Class A	12,456	660,791
FARO Technologies, Inc.*	7,795	376,888
II-VI, Inc.*	18,344	645,892
KEMET Corp.	29,076	528,602
Watts Water Technologies, Inc., Class A	11,557	1,083,238

		3,295,411

Engineering & Construction — 2.2%
EMCOR Group, Inc.	13,037	1,122,747
Granite Construction, Inc.	17,647	566,998
KBR, Inc.	65,373	1,604,253
TopBuild Corp.*	11,905	1,147,999

		4,441,997

Entertainment — 1.6%
Eldorado Resorts, Inc.*	4,746	189,223
Live Nation Entertainment, Inc.*	11,957	793,227
Marriott Vacations Worldwide Corp.	21,023	2,178,193

		3,160,643

Food — 2.2%
Darling Ingredients, Inc.*	46,656	892,529
Grocery Outlet Holding Corp.*	7,455	258,539
Hostess Brands, Inc.*	73,267	1,024,639
Nomad Foods Ltd.*	36,627	750,854
Performance Food Group Co.*	9,880	454,579
The Simply Good Foods Co.*	35,888	1,040,393

		4,421,533

Gas — 1.7%
Chesapeake Utilities Corp.	17,500	1,668,100
New Jersey Resources Corp.	37,450	1,693,489

		3,361,589

Hand & Machine Tools — 0.5%
Kennametal, Inc.	34,554	1,062,190

Healthcare Products — 1.5%
Avanos Medical, Inc.*	26,647	998,196
CONMED Corp.	9,312	895,349

	Number of Shares	Value†

Healthcare Products — (continued)
Orthofix Medical, Inc.*	10,138	$537,517
Wright Medical Group N.V.*	26,698	550,780

		2,981,842

Healthcare Services — 1.0%
Acadia Healthcare Co., Inc.*	16,974	527,552
Syneos Health, Inc.*	27,864	1,482,643

		2,010,195

Home Builders — 1.6%
Foundation Building Materials, Inc.*	15,613	241,845
KB Home	45,573	1,549,482
Meritage Homes Corp.*	19,300	1,357,755

		3,149,082

Household Products & Wares — 0.1%
Central Garden & Pet Co., Class A*	7,289	202,088

Insurance — 5.2%
AMERISAFE, Inc.	9,794	647,481
CNO Financial Group, Inc.	30,897	489,100
Enstar Group Ltd.*	4,582	870,213
Kemper Corp.	11,526	898,452
Kinsale Capital Group, Inc.	13,582	1,403,156
MGIC Investment Corp.	127,635	1,605,648
Primerica, Inc.	7,581	964,531
ProAssurance Corp.	9,710	391,022
RLI Corp.	13,691	1,272,031
Selective Insurance Group, Inc.	23,912	1,797,943

		10,339,577

Internet — 0.2%
Cars.com, Inc.*	39,467	354,414
Revolve Group, Inc.*	4,461	104,253

		458,667

Iron & Steel — 1.0%
Allegheny Technologies, Inc.*	17,130	346,883
Carpenter Technology Corp.	23,752	1,227,028
Cleveland-Cliffs, Inc.	13,752	99,290
Commercial Metals Co.	16,648	289,342

		1,962,543

Leisure Time — 0.8%
Callaway Golf Co.	38,262	742,665
OneSpaWorld Holdings Ltd.*	53,028	823,525

		1,566,190

Lodging — 0.4%
Boyd Gaming Corp.	30,156	722,236

Machinery - Construction & Mining — 0.3%
Terex Corp.	25,334	657,924

Machinery - Diversified — 1.0%
Alamo Group, Inc.	4,743	558,346
Cactus, Inc., Class A*	40,211	1,163,706
Columbus McKinnon Corp.	7,177	261,458

		1,983,510

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
COMMON STOCKS — (continued)

Media — 1.0%
Gray Television, Inc.*	49,087	$801,100
Nexstar Media Group, Inc., Class A	7,213	737,962
TEGNA, Inc.	24,789	384,973

		1,924,035

Metal Fabricate/Hardware — 2.1%
CIRCOR International, Inc.*	16,639	624,794
RBC Bearings, Inc.*	3,836	636,431
Rexnord Corp.*	65,232	1,764,526
TriMas Corp.*	40,381	1,237,678

		4,263,429

Mining — 0.9%
Constellium S.E.*	80,361	1,021,388
Kaiser Aluminum Corp.	5,663	560,467
Royal Gold, Inc.	1,966	242,231

		1,824,086

Miscellaneous Manufacturing — 0.8%
Federal Signal Corp.	29,525	966,649
ITT, Inc.	11,443	700,197

		1,666,846

Oil & Gas — 3.6%
Brigham Minerals, Inc., Class A	15,323	304,928
Callon Petroleum Co.*	103,016	447,089
Centennial Resource Development, Inc., Class A*	34,811	157,171
Delek US Holdings, Inc.	23,608	856,970
Falcon Minerals Corp.	61,976	356,362
Matador Resources Co.*	51,407	849,758
PBF Energy, Inc., Class A	8,989	244,411
PDC Energy, Inc.*	31,620	877,455
Viper Energy Partners LP	65,749	1,819,275
WPX Energy, Inc.*	130,342	1,380,322

		7,293,741

Oil & Gas Services — 0.7%
Apergy Corp.*	47,925	1,296,371

Pharmaceuticals — 0.5%
Prestige Consumer Healthcare, Inc.*	26,477	918,487

Pipelines — 0.3%
Rattler Midstream LP*	33,262	592,729

Real Estate — 0.5%
Kennedy-Wilson Holdings, Inc.	47,592	1,043,217

Retail — 2.9%
Abercrombie & Fitch Co., Class A	6,268	97,781
Asbury Automotive Group, Inc.*	8,935	914,318
Bed Bath & Beyond, Inc.	15,557	165,526
BJ’s Wholesale Club Holdings, Inc.*	33,576	868,611
Burlington Stores, Inc.*	3,017	602,857
Designer Brands, Inc., Class A	14,657	250,928
Group 1 Automotive, Inc.	4,581	422,872
Guess?, Inc.	31,634	586,178
Jack in the Box, Inc.	2,843	259,054

	Number of Shares	Value†

Retail — (continued)
RH*	2,567	$438,521
Sally Beauty Holdings, Inc.*	13,476	200,658
Shoe Carnival, Inc.	7,285	236,107
The Michaels Cos, Inc.*	41,834	409,555
The Wendy’s Co.	19,869	396,983

		5,849,949

Savings & Loans — 2.5%
Brookline Bancorp, Inc.	48,597	715,834
Flushing Financial Corp.	15,335	309,844
OceanFirst Financial Corp.	45,171	1,066,035
Pacific Premier Bancorp, Inc.	20,190	629,726
Provident Financial Services, Inc.	37,264	914,086
Washington Federal, Inc.	38,866	1,437,653

		5,073,178

Semiconductors — 2.5%
Cree, Inc.*	5,203	254,947
CTS Corp.	25,618	828,999
Entegris, Inc.	15,080	709,665
MACOM Technology Solutions Holdings, Inc.*	24,684	530,583
Nanometrics, Inc.*	23,704	773,224
Semtech Corp.*	16,102	782,718
Silicon Laboratories, Inc.*	5,115	569,555
Synaptics, Inc.*	12,319	492,144

		4,941,835

Software — 2.6%
Allscripts Healthcare Solutions, Inc.*	117,560	1,290,809
Avaya Holdings Corp.*	23,793	243,402
Bottomline Technologies, Inc.*	9,575	376,776
CommVault Systems, Inc.*	13,471	602,289
Cornerstone OnDemand, Inc.*	14,848	813,967
SYNNEX Corp.	10,669	1,204,530
Verint Systems, Inc.*	17,760	759,773

		5,291,546

Telecommunications — 1.4%
Knowles Corp.*	40,481	823,383
Liberty Latin America Ltd., Class C*	44,821	766,215
Plantronics, Inc.	10,032	374,394
Viavi Solutions, Inc.*	57,325	802,837

		2,766,829

Transportation — 2.0%
Air Transport Services Group, Inc.*	26,169	550,073
Atlas Air Worldwide Holdings, Inc.*	11,263	284,166
Golar LNG Ltd.	81,481	1,058,438
Saia, Inc.*	20,153	1,888,336
Werner Enterprises, Inc.	8,741	308,557

		4,089,570

TOTAL COMMON STOCKS (Cost $154,563,075)		170,803,224

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

SMALL CAP VALUE FUND

	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — 12.8%

Apartments — 0.2%
Preferred Apartment Communities, Inc., Class A	28,509	$411,955

Building & Real Estate — 1.1%
MFA Financial, Inc.	181,827	1,338,246
PennyMac Mortgage Investment Trust	38,695	860,190

		2,198,436

Diversified — 0.9%
PS Business Parks, Inc.	10,580	1,925,031

Diversified Financial Services — 1.5%
Granite Point Mortgage Trust, Inc.	21,948	411,306
Redwood Trust, Inc.	74,466	1,221,987
Two Harbors Investment Corp.	102,964	1,351,917

		2,985,210

Healthcare — 1.8%
Healthcare Realty Trust, Inc.	57,438	1,924,173
National Health Investors, Inc.	19,490	1,605,781

		3,529,954

Hotels & Resorts — 2.6%
Chatham Lodging Trust	21,676	393,420
Park Hotels & Resorts, Inc.	53,714	1,341,239
Pebblebrook Hotel Trust	69,654	1,937,774
RLJ Lodging Trust	91,164	1,548,876

		5,221,309

Industrial — 2.2%
CyrusOne, Inc.	32,618	2,580,084
STAG lndustrial, Inc.	59,275	1,747,427

		4,327,511

Office Property — 1.2%
Columbia Property Trust, Inc.	63,574	1,344,590
Hudson Pacific Properties, Inc.	32,019	1,071,356

		2,415,946

Storage & Warehousing — 0.4%
Life Storage, Inc.	8,124	856,351

Strip Centers — 0.9%
Acadia Realty Trust	63,512	1,815,173

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $23,716,895)		25,686,876

EXCHANGE TRADED FUNDS — 0.4%
iShares Russell 2000 Value ETF (Cost $778,369)	6,761	807,331

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund—Institutional Shares (seven-day effective yield 1.860%) (Cost $2,025,204)	2,025,204	2,025,204

TOTAL INVESTMENTS — 99.6% (Cost $181,083,543)	199,322,635

Other Assets & Liabilities — 0.4%	736,381

TOTAL NET ASSETS — 100.0%	$200,059,016

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

ETF — Exchange-Traded Fund.

LP — Limited Partnership.

N.V. — Naamloze Vennootschap.

PLC — Public Limited Company.

S.E. — Societas Europaea.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
COMMON STOCKS	$170,803,224	$170,803,224	$—	$—
REAL ESTATE INVESTMENT TRUSTS	25,686,876	25,686,876	—	—
EXCHANGE TRADED FUNDS	807,331	807,331	—	—
SHORT-TERM INVESTMENTS	2,025,204	2,025,204	—	—

TOTAL INVESTMENTS	$199,322,635	$199,322,635	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.